Share-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Options
Beginning Balance	349,936	343,936
Granted during the period		$ 6,000
Forfeited during the period	(10,000)
Ending Balance	339,936	349,936
Weighted-Average Exercise Price
Beginning Balance	$ 21.39	$ 21.43
Granted during the period		18.95
Forfeited during the period	20.82
Ending Balance	$ 21.40	$ 21.39